Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	83 Months Ended	94 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000051979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(13.56%)		(13.81%)			(2.16%)
C000051981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	(13.16%)		(13.72%)			(2.11%)
C000194069 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	7.20%		5.21%		4.60%
C000194068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	7.28%		5.34%		4.72%
C000194070 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	7.29%		8.55%		7.65%
C000194071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	7.12%		8.41%		7.52%
C000204566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	14.92%		8.08%	7.01%
C000204567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	16.01%		13.52%	14.01%
C000221977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	4.01%	(0.17%)
Without Sales Load [Member] | C000051981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	(13.12%)		(13.71%)			(2.15%)
Without Sales Load [Member] | C000204566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	14.96%		8.09%	7.04%
Without Sales Load [Member] | C000204567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	16.08%		13.50%	14.02%
Without Sales Load [Member] | C000221977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	3.91%	(0.17%)
Bloomberg U S Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	3.19%		(0.66%)			1.84%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.47%		(1.76%)		0.49%
FTSE Developed Net Tax Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Net Tax Index
Average Annual Return, Percent	16.12%		13.11%		11.55%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	15.93%		9.24%	7.43%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%		14.05%	13.21%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.71%)
Bloomberg U S Treasury STRIPS 20 30 Year Equal Par Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index
Average Annual Return, Percent	(13.05%)		(13.83%)			(2.14%)
Global Wellesley Income Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Wellesley Income Composite Index
Average Annual Return, Percent	8.21%		5.12%		4.70%
Global Wellington Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Wellington Composite Index
Average Annual Return, Percent	11.97%		8.67%		8.43%
FTSE Global All Cap ex US Choice Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Choice Index
Average Annual Return, Percent	15.06%		8.19%	7.16%
FTSE US All Cap Choice Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US All Cap Choice Index
Average Annual Return, Percent	16.11%		13.60%	14.10%
Bloomberg MSCI US Corporate SRI Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Corporate SRI Select Index
Average Annual Return, Percent	4.01%	(0.11%)